Supplemental Information (Tables)	6 Months Ended
Jun. 30, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Supplemental Information of Income Statement
	Statement of Operations
	Industrial Activities		Financial Services
	Three Months Ended June 30,		Three Months Ended June 30,
	2017	2016	2017	2016
	(in millions)
Revenues
Net sales	$6,655	$6,450	$—	$—
Finance and interest income	29	33	400	399
Total Revenues	$6,684	$6,483	$400	$399
Costs and Expenses
Cost of goods sold	$5,427	$5,252	$—	$—
Selling, general and administrative expenses	519	520	56	75
Research and development expenses	228	225	—	—
Restructuring expenses	11	9	1	1
Interest expense	150	152	137	132
Interest compensation to Financial Services	84	85	—	—
Other, net	53	116	85	74
Total Costs and Expenses	$6,472	$6,359	$279	$282
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	212	124	121	117
Income tax (expense) benefit	(72)	(70)	(41)	(37)
Equity in income of unconsolidated subsidiaries and affiliates	20	(12)	7	7
Results from intersegment investments	87	87	—	—
Net income	$247	$129	$87	$87

	Statement of Operations
	Industrial Activities		Financial Services
	Six Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
	(in millions)
Revenues
Net sales	$12,039	$11,526	$—	$—
Finance and interest income	65	64	796	787
Total Revenues	$12,104	$11,590	$796	$787
Costs and Expenses
Cost of goods sold	$9,924	$9,490	$—	$—
Selling, general and administrative expenses	996	997	121	144
Research and development expenses	419	408	—	—
Restructuring expenses	22	24	2	1
Interest expense	289	302	268	258
Interest compensation to Financial Services	166	161	—	—
Other, net	116	681	165	140
Total Costs and Expenses	$11,932	$12,063	$556	$543
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	172	(473)	240	244
Income tax (expense) benefit	(82)	(64)	(79)	(83)
Equity in income of unconsolidated subsidiaries and affiliates	32	(21)	13	13
Results from intersegment investments	174	174	—	—
Net income (loss)	$296	$(384)	$174	$174

Supplemental Information of Balance Sheet
	Balance Sheets
	Industrial Activities		Financial Services
	June 30, 2017	December 31, 2016	June 30, 2017	December 31, 2016
	(in millions)
ASSETS
Cash and cash equivalents	$4,085	$4,649	$516	$368
Restricted cash	6	—	684	837
Trade receivables	626	596	54	58
Financing receivables	1,373	1,592	19,687	19,546
Inventories, net	6,767	5,396	198	213
Property, plant and equipment, net	6,792	6,395	2	2
Investments in unconsolidated subsidiaries and affiliates	3,008	2,886	181	153
Equipment under operating leases	31	17	1,897	1,890
Goodwill	2,309	2,296	154	153
Other intangible assets, net	763	772	13	15
Deferred tax assets	1,161	1,060	205	188
Derivative assets	83	98	16	8
Other assets	1,718	1,505	334	382
Total Assets	$28,722	$27,262	$23,941	$23,813
LIABILITIES AND EQUITY
Debt	$7,468	$7,691	$20,127	$20,061
Trade payables	6,020	5,042	137	180
Deferred tax liabilities	157	84	308	310
Pension, postretirement and other postemployment benefits	2,300	2,256	28	20
Derivative liabilities	91	239	14	21
Other liabilities	8,206	7,478	671	669
Total Liabilities	$24,242	$22,790	$21,285	$21,261
Equity	4,457	4,451	2,656	2,552
Redeemable noncontrolling interest	23	21	—	—
Total Liabilities and Equity	$28,722	$27,262	$23,941	$23,813

Supplemental Information of Cash Flow
	Statements of Cash Flows
	Industrial Activities		Financial Services
	Six Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
	(in millions)
Operating activities:
Net income (loss)	$296	$(384)	$174	$174
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense, net of assets under operating leases and assets sold under buy-back commitments	352	355	2	3
Depreciation and amortization expense of assets under operating leases and assets sold under buy-back commitments	152	146	128	125
Loss from disposal of assets	12	2	—	—
Loss on repurchase/early redemption of notes	17	—	—	—
Undistributed income (loss) of unconsolidated subsidiaries	(2)	63	(13)	(13)
Other non-cash items	48	54	39	62
Changes in operating assets and liabilities:
Provisions	45	514	(4)	(7)
Deferred income taxes	(73)	(1)	(12)	10
Trade and financing receivables related to sales, net	(2)	(113)	(284)	(158)
Inventories, net	(1,073)	(791)	16	(15)
Trade payables	658	447	(45)	(58)
Other assets and liabilities	(52)	30	57	192
Net cash provided by operating activities	$378	$322	$58	$315
Investing activities:
Additions to retail receivables	—	—	(1,806)	(1,781)
Collections of retail receivables	—	—	2,190	2,328
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	2	8	—	—
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	144	152	233	171
Expenditures for property, plant and equipment and intangible assets, net of assets under operating leases and sold under buy-back commitments	(165)	(172)	—	—
Expenditures for assets under operating leases and assets sold under buy-back commitments	(496)	(338)	(354)	(331)
Other	(139)	(91)	255	(57)
Net cash provided by (used in) investing activities	$(654)	$(441)	$518	$330
Financing activities:
Proceeds from long-term debt	713	978	6,682	4,439
Payments of long-term debt	(973)	(794)	(7,131)	(5,187)
Net decrease in other financial liabilities	(67)	(127)	157	(65)
Dividends paid	(165)	(204)	(169)	(159)
Other	(5)	(58)	29	-
Net cash used in financing activities	$(497)	$(205)	$(432)	$(972)
Effect of foreign exchange rate changes on cash and cash equivalents	209	103	4	46
Increase (decrease) in cash and cash equivalents	(564)	(221)	148	(281)
Cash and cash equivalents, beginning of year	4,649	4,551	368	833
Cash and cash equivalents, end of period	$4,085	$4,330	$516	$552